Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2024
Shareholders' Equity
Schedule of changes in share capital

	Number
	of shares	Amount
Balance at January 1, 2023	191,892,691	$5,695.3
Exercise of stock options	61,000	3.8
Dividend reinvestment plan	221,351	29.1
Balance at December 31, 2023	192,175,042	$5,728.2

Balance at January 1, 2024	192,175,042	$5,728.2
Exercise of stock options	69,432	3.5
Vesting of restricted share units	16,640	2.4
Dividend reinvestment plan	165,583	19.8
Balance at June 30, 2024	192,426,697	$5,753.9

Schedule of dividends paid

	For the three months ended		For the six months ended
	June 30,		June 30,
	2024	2023	2024	2023
Cash dividends	$60.3	$58.6	$119.2	$116.4
DRIP dividends	9.3	6.9	19.8	14.5
	$69.6	$65.5	$139.0	$130.9